UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21218

 NAME OF REGISTRANT:                     Eaton Vance New York Municipal
                                         Bond Fund II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019



Eaton Vance New York Municipal Bond Fund II
--------------------------------------------------------------------------------------------------------------------------
Eaton Vance New York Municipal Bond Fund II merged into Eaton Vance New York Municipal Bond Fund during the reporting period.  The proxy voting record of Eaton Vance New York Municipal Bond Fund II for record dates on or before December 14, 2018 is included in this filing.

During the period, the Fund held no securities which required a proxy vote.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance New York Municipal Bond Fund II
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/12/2019